Expense Example, No Redemption (Vanguard Total International Bond Index Fund Participant:)	Vanguard Total International Bond Index Fund Vanguard Total International Bond Index Fund - Admiral Shares 11/1/2013 - 10/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	19
3 YEAR	61
5 YEAR	107
10 YEAR	243